Financial Risk Management_The Remaining Contractual Maturity Of Financial Assets And Liabilities Excluding Derivatives Held For Cash Flow Hedging(Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		₩ 464,253,523,000,000	₩ 401,269,780,000,000
Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	9,210,775,000,000	8,643,867,000,000
Cash Flow Of Restricted Due From Financial Institutions		10,669,956,000,000	9,307,958,000,000
Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	30,177,293,000,000	26,099,518,000,000
Financial assets designated at fair value through profit and loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	2,050,052,000,000	1,758,846,000,000
Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	2,980,462,000,000	3,263,115,000,000
Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	170,629,000,000	60,186,000,000
Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		332,293,766,000,000	304,974,798,000,000
Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	53,501,736,000,000	36,545,244,000,000
Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		24,507,406,000,000	13,192,802,000,000
Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		9,361,404,000,000	6,731,404,000,000
Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		367,390,484,000,000	336,252,170,000,000
Held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	1,944,770,000,000	1,143,510,000,000
Designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	10,078,288,000,000	10,979,326,000,000
Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	3,050,471,000,000	3,712,015,000,000
Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	(27,175,000,000)	(32,596,000,000)
Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	259,366,106,000,000	243,145,219,000,000
Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		30,455,825,000,000	27,308,008,000,000
Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		46,577,948,000,000	35,975,663,000,000
Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		15,944,251,000,000	14,021,025,000,000
Off-balance sheet itmes
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		105,867,042,000,000	101,751,848,000,000
Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	3,683,875,000,000	4,746,292,000,000
Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	102,183,167,000,000	97,005,556,000,000
On demand | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		55,072,342,000,000	44,162,030,000,000
On demand | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	6,355,289,000,000	6,431,488,000,000
On demand | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	30,177,293,000,000	26,099,518,000,000
On demand | Financial assets designated at fair value through profit and loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	2,050,052,000,000	1,758,846,000,000
On demand | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	2,980,462,000,000	3,263,115,000,000
On demand | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	559,000,000	0
On demand | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		3,437,020,000,000	25,333,000,000
On demand | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	10,063,251,000,000	6,444,890,000,000
On demand | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		0	0
On demand | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		8,416,000,000	138,840,000,000
On demand | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		148,307,722,000,000	144,071,247,000,000
On demand | Held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	1,944,770,000,000	1,143,510,000,000
On demand | Designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	10,078,288,000,000	10,979,326,000,000
On demand | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	3,050,471,000,000	3,712,015,000,000
On demand | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	404,000,000	(1,145,000,000)
On demand | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	127,035,944,000,000	118,054,880,000,000
On demand | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		5,957,108,000,000	8,473,706,000,000
On demand | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		40,655,000,000	52,188,000,000
On demand | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		200,082,000,000	1,656,767,000,000
On demand | Off-balance sheet itmes
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		105,867,042,000,000	101,751,848,000,000
On demand | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	3,683,875,000,000	4,746,292,000,000
On demand | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	102,183,167,000,000	97,005,556,000,000
Up to 1 month | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		34,128,016,000,000	31,280,749,000,000
Up to 1 month | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	1,842,808,000,000	815,026,000,000
Up to 1 month | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
Up to 1 month | Financial assets designated at fair value through profit and loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
Up to 1 month | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
Up to 1 month | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	48,093,000,000	4,075,000,000
Up to 1 month | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		22,062,457,000,000	24,246,878,000,000
Up to 1 month | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	1,580,946,000,000	617,457,000,000
Up to 1 month | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		658,856,000,000	280,822,000,000
Up to 1 month | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		7,934,856,000,000	5,316,491,000,000
Up to 1 month | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		37,468,647,000,000	32,768,960,000,000
Up to 1 month | Held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Up to 1 month | Designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Up to 1 month | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Up to 1 month | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	3,740,000,000	3,462,000,000
Up to 1 month | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	12,365,158,000,000	13,886,329,000,000
Up to 1 month | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		10,024,019,000,000	5,830,600,000,000
Up to 1 month | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		1,015,298,000,000	2,078,866,000,000
Up to 1 month | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		14,060,432,000,000	10,969,703,000,000
Up to 1 month | Off-balance sheet itmes
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Up to 1 month | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	0	0
Up to 1 month | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0	0
1-3 montshs | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		34,009,275,000,000	30,468,894,000,000
1-3 montshs | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	319,173,000,000	414,076,000,000
1-3 montshs | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
1-3 montshs | Financial assets designated at fair value through profit and loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
1-3 montshs | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
1-3 montshs | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	29,693,000,000	1,719,000,000
1-3 montshs | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		30,802,580,000,000	27,731,932,000,000
1-3 montshs | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	2,311,652,000,000	1,734,077,000,000
1-3 montshs | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		493,420,000,000	552,875,000,000
1-3 montshs | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		52,757,000,000	34,215,000,000
1-3 montshs | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		30,139,284,000,000	30,836,823,000,000
1-3 montshs | Held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1-3 montshs | Designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1-3 montshs | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1-3 montshs | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	(4,715,000,000)	(5,114,000,000)
1-3 montshs | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	23,236,756,000,000	24,840,830,000,000
1-3 montshs | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		3,741,022,000,000	3,567,985,000,000
1-3 montshs | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		3,020,683,000,000	2,403,874,000,000
1-3 montshs | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		145,538,000,000	29,248,000,000
1-3 montshs | Off-balance sheet itmes
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-3 montshs | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	0	0
1-3 montshs | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0	0
3-12 months | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		120,327,991,000,000	97,980,753,000,000
3-12 months | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	324,703,000,000	629,696,000,000
3-12 months | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
3-12 months | Financial assets designated at fair value through profit and loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
3-12 months | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
3-12 months | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	42,163,000,000	1,791,000,000
3-12 months | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		103,782,624,000,000	88,710,331,000,000
3-12 months | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	11,655,746,000,000	6,027,364,000,000
3-12 months | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		3,217,345,000,000	1,423,078,000,000
3-12 months | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		1,305,410,000,000	1,188,493,000,000
3-12 months | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		98,165,201,000,000	84,919,602,000,000
3-12 months | Held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
3-12 months | Designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
3-12 months | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
3-12 months | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	(19,705,000,000)	8,081,000,000
3-12 months | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	82,586,445,000,000	72,178,631,000,000
3-12 months | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		5,724,453,000,000	5,124,571,000,000
3-12 months | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		9,644,135,000,000	7,493,938,000,000
3-12 months | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		229,873,000,000	114,381,000,000
3-12 months | Off-balance sheet itmes
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
3-12 months | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	0	0
3-12 months | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0	0
1~5 years | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		102,957,282,000,000	98,648,568,000,000
1~5 years | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	357,340,000,000	353,581,000,000
1~5 years | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
1~5 years | Financial assets designated at fair value through profit and loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
1~5 years | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
1~5 years | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	(2,577,000,000)	(584,000,000)
1~5 years | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		75,345,756,000,000	73,969,738,000,000
1~5 years | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	20,322,800,000,000	17,804,826,000,000
1~5 years | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		6,890,530,000,000	6,478,050,000,000
1~5 years | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		43,433,000,000	42,957,000,000
1~5 years | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		45,830,466,000,000	35,579,474,000,000
1~5 years | Held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1~5 years | Designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1~5 years | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
1~5 years | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	(7,143,000,000)	(37,880,000,000)
1~5 years | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	11,473,834,000,000	10,393,616,000,000
1~5 years | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		4,409,543,000,000	4,195,123,000,000
1~5 years | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		29,611,835,000,000	20,673,639,000,000
1~5 years | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		342,397,000,000	354,976,000,000
1~5 years | Off-balance sheet itmes
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1~5 years | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	0	0
1~5 years | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0	0
Over 5 years | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		117,758,617,000,000	98,728,786,000,000
Over 5 years | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[1]	11,462,000,000	0
Over 5 years | Financial assets held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
Over 5 years | Financial assets designated at fair value through profit and loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
Over 5 years | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[2]	0	0
Over 5 years | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	52,698,000,000	53,185,000,000
Over 5 years | Loans
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		96,863,329,000,000	90,290,586,000,000
Over 5 years | Available-for-sale financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	7,567,341,000,000	3,916,630,000,000
Over 5 years | Held-to-maturity financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		13,247,255,000,000	4,457,977,000,000
Over 5 years | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		16,532,000,000	10,408,000,000
Over 5 years | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		7,479,164,000,000	8,076,064,000,000
Over 5 years | Held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Over 5 years | Designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Over 5 years | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
Over 5 years | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	244,000,000	0
Over 5 years | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[5]	2,667,969,000,000	3,790,933,000,000
Over 5 years | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		599,680,000,000	116,023,000,000
Over 5 years | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		3,245,342,000,000	3,273,158,000,000
Over 5 years | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		965,929,000,000	895,950,000,000
Over 5 years | Off-balance sheet itmes
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Over 5 years | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[6]	0	0
Over 5 years | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	₩ 0	₩ 0

[1]	The amounts of ￦9,307,958 million and ￦10,669,956 million, which are restricted due from the financial institutions as of December 31, 2016 and 2017, respectively, are excluded.
[2]	Financial assets/liabilities held for trading, financial assets/liabilities designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are classified as ‘On demand’ category. However, the cash flows of the embedded derivatives (e.g. conversion options and others) which are separated from their host contracts in accordance with the requirement IAS 39, are considered in the cash flows of the host contracts.
[3]	Cash flows of derivative instruments held for fair value hedging are shown at net cash flow by remaining contractual maturity.
[4]	Equity investments in financial assets classified as available-for-sale are generally included in the ‘On demand’ category as most are available for sale at any time. However, in the case of equity investments restricted for sale, they are shown in the period in which the restriction is expected to expire.
[5]	Deposits that are contractually repayable on demand or on short notice are classified under the ‘On demand’ category.
[6]	The financial guarantee contracts are included under the ‘On demand’ category as payments will be made upon request.
[7]	Commitments are included under the ‘On demand’ category because payments will be made upon request.